United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	May 7, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	88

Form 13F Information Table Value Total:	226130 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1553    25840 SH       Sole                     3575             22265
AT&T Corp.                     COM              00206R102      524    21104 SH       Sole                     1272             19832
Abbott Laboratories            COM              002824100     1011    21500 SH       Sole                                      21500
Alcoa Inc.                     COM              013817101     1806   174850 SH       Sole                    23900            150950
American Int'l Group           COM              026874784       16    13597 SH       Sole                                      13597
Anadarko Petroleum             COM              032511107     5123   112875 SH       Sole                    15600             97275
Atmos Energy                   COM              049560105     1770    70700 SH       Sole                                      70700
AvalonBay Communities          COM              053484101      321     5732 SH       Sole                     1823              3909
Avery Dennison                 COM              053611109      526    20500 SH       Sole                     2500             18000
BHP Billiton LTD ADR           COM              088606108     3109    56800 SH       Sole                     5400             51400
BP Amoco PLC ADR               COM              055622104      421     8832 SH       Sole                     5394              3438
Barrick Gold Corp              COM              067901108     6714   200114 SH       Sole                    23714            176400
Baxter Int'l                   COM              071813109      381     7200 SH       Sole                     7200
Berkshire Hathaway CL B        COM              084670207     1430      494 SH       Sole                      107               387
CVS/Caremark Corp.             COM              126650100     5119   160630 SH       Sole                    28400            132230
Chevron Corp.                  COM              166764100      567     8565 SH       Sole                                       8565
Cintas Corp                    COM              172908105      213     9325 SH       Sole                                       9325
Cisco Systems                  COM              17275R102      761    40825 SH       Sole                     3800             37025
Colgate Palmolive              COM              194162103      752    10628 SH       Sole                     4303              6325
Conocophillips                 COM              20825C104     2331    55412 SH       Sole                    10000             45412
Consol Edison Co.              COM              209115104      274     7325 SH       Sole                                       7325
Costco Wholesale Corp.         COM              22160k105      737    16102 SH       Sole                     4047             12055
Devon Energy                   COM              25179M103     5886   107996 SH       Sole                    11100             96896
Dow Chemical                   COM              260543103     1761   109100 SH       Sole                    14500             94600
DuPont                         COM              263534109     3143   122662 SH       Sole                    11100            111562
Duke Energy Corp.              COM              26441C105     2758   189057 SH       Sole                    11316            177741
EMC Corp.                      COM              268648102     1197    91350 SH       Sole                    20000             71350
EOG Resources, Inc.            COM              26875P101      903    13300 SH       Sole                     4200              9100
Exxon Mobil                    COM              30231G102     1161    16612 SH       Sole                     3000             13612
General Electric               COM              369604103     2911   248373 SH       Sole                    47342            201031
General Mills                  COM              370334104     1064    18987 SH       Sole                     2506             16481
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     4135   117000 SH       Sole                    12400            104600
Halliburton Co.                COM              406216101      623    30100 SH       Sole                                      30100
Helmerich & Payne Inc.         COM              423452101     5458   176800 SH       Sole                    31700            145100
Hewlett-Packard                COM              428236103      249     6452 SH       Sole                                       6452
Home Depot Inc.                COM              437076102      401    16950 SH       Sole                     4950             12000
Honeywell Int'l                COM              438516106     3984   126893 SH       Sole                    20518            106375
Hugoton Royalty TR             COM              444717102      687    47500 SH       Sole                     1100             46400
Int'l Bus Machines             COM              459200101      742     7110 SH       Sole                     1600              5510
Intel                          COM              458140100     1883   113795 SH       Sole                    30645             83150
International Paper            COM              460146103     2478   163788 SH       Sole                    21700            142088
Ishares MSCI Japan Index FD    COM              464286848       94    10000 SH       Sole                                      10000
JP Morgan Chase & Co.          COM              46625H100      266     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     6104   107458 SH       Sole                    20400             87058
Kimberly-Clark                 COM              494368103     4489    85625 SH       Sole                    11400             74225
Lilly, Eli                     COM              532457108     1517    43800 SH       Sole                     9900             33900
MDU Resources Group            COM              552690109     3923   206775 SH       Sole                    23800            182975
Medtronic Inc.                 COM              585055106      502    14401 SH       Sole                     2000             12401
Merck & Co.                    COM              589331107     1697    60700 SH       Sole                    14000             46700
Microsoft                      COM              594918104     3796   159708 SH       Sole                    27300            132408
National Fuel Gas              COM              636180101      749    20750 SH       Sole                     5800             14950
Nestle S A ADR                 COM              641069406     2960    78687 SH       Sole                    20825             57862
Newmont Mining Corp.           COM              651639106     3176    77700 SH       Sole                    14100             63600
Novartis AG ADR                COM              66987V109     4162   102040 SH       Sole                    13700             88340
Paccar Inc.                    COM              693718108      392    12073 SH       Sole                     5400              6673
Paychex Inc                    COM              704326107      843    33461 SH       Sole                     5337             28124
Pfizer Inc.                    COM              717081103     3738   249202 SH       Sole                    37800            211402
Philips Elec ADR               COM              500472303     1261    68450 SH       Sole                     3700             64750
Plum Creek Timber              COM              729251108      396    13300 SH       Sole                     2400             10900
Procter & Gamble               COM              742718109     5636   110300 SH       Sole                    15082             95218
Questar Corp.                  COM              748356102      733    23600 SH       Sole                     9500             14100
Royal Dutch Shell PLC ADR A    COM              780259206      221     4400 SH       Sole                                       4400
SCANA Corp.                    COM              80589M102     2034    62650 SH       Sole                      700             61950
Schlumberger, Ltd.             COM              806857108     4355    80478 SH       Sole                    12800             67678
Southern Co.                   COM              842587107     4117   132125 SH       Sole                    14000            118125
Stryker                        COM              863667101      360     9050 SH       Sole                     1800              7250
Sysco                          COM              871829107      212     9433 SH       Sole                                       9433
The Travelers Companies, Inc.  COM              89417E109     3573    87067 SH       Sole                    11872             75195
Unilever PLC ADR               COM              904767704     5636   239840 SH       Sole                    28100            211740
United Technologies            COM              913017109     1662    31993 SH       Sole                     7442             24551
Walgreen Co.                   COM              931422109     1833    62360 SH       Sole                     7050             55310
Wyeth                          COM              983024100      425     9370 SH       Sole                                       9370
Exxon Mobil                    COM              30231G102      280     4000 SH       Sole                                       4000
Int'l Bus Machines             COM              459200101      657     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      209      225 SH       Sole                      225